Annual Total Returns[BarChart] - The Hartford International Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.85%)	19.05%	20.30%	(4.47%)	1.06%	0.69%	24.24%	(18.97%)	25.65%	20.27%